Other Financial Liabilities (debt) - Movement of the changes derived from the financing activities (Details) - Sociedad Minera El Brocal S.A.A - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	$ 394,815	$ 602,668
Additions	329,957	4,099
Payments	662,327	212,746
Long term to short term transfers	0	0
Others change in other financial liabilities	680	794
Other financial liabilities	63,125	394,815
Leases, Current [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	7,617	10,223
Additions	0	3,629
Payments	12,327	12,746
Long term to short term transfers	11,537	6,667
Others change in other financial liabilities	201	(156)
Other financial liabilities	7,028	7,617
Noncurrent, Leases [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	62,503	68,994
Additions	4,957	470
Payments	0
Long term to short term transfers	(11,537)	(6,667)
Others change in other financial liabilities	174	(294)
Other financial liabilities	56,097	62,503
Senior unsecured credit facility [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	325,000	0
Additions	0	0
Payments	325,000
Long term to short term transfers	0	325,000
Others change in other financial liabilities	0	0
Other financial liabilities	0	325,000
Senior unsecured credit facility Noncurrent [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	525,000
Additions	0	0
Payments	0	200,000
Long term to short term transfers	0	(325,000)
Others change in other financial liabilities	0	0
Other financial liabilities	0	0
Debt issuance cost [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	305	0
Additions	0	0
Payments	0	0
Long term to short term transfers	0	(1,025)
Others change in other financial liabilities	305	720
Other financial liabilities	305	305
Debt issuance cost Noncurrent [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	1,549
Additions	0	0
Payments	0
Long term to short term transfers	0	1,025
Others change in other financial liabilities	0	524
Other financial liabilities	$ 0	$ 0